Related party transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions

14. Related party transactions

(a)	Related parties

The following is a list of related parties which the Group has significant transactions with:

Names of related parties	Relationship with the Company
Beagledata Technology Co., Ltd. (“Beagledata”)	Shareholder of the Company
Howard Lee	Founder, Chairman of the Board, and CEO of the Company

(b)	Related party transactions

The Group had the following significant related party transactions for the years ended December 31, 2022, 2023 and 2024:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Technology services received from:
Beagledata (i)	1,480	-	-

Recruitment services provided to:
Beagledata (ii)	9,697	7,417	3,887

Outsourcing services provided to:
Beagledata	-	566	-

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022, 2023 and 2024

(All amounts in thousands, except for share and per share data, unless otherwise noted)

14.	Related party transactions (cont.)

(i)	Beagledata provided technology services for the year ended December 31, 2022, and the Group recorded it as research and development expenses in the consolidated statements of income and comprehensive income.

(ii)	The Group provided recruitment services to Beagledata, including flexible staffing services and permanent recruitment services for the years ended December 31, 2022, 2023 and 2024.

(c)	Balances with related parties:

Balances with related parties consisted of the following for the periods indicated:

	As of December 31,
	2023	2024
	RMB	RMB
Amounts due to related parties:
Beagledata (i)	2,479	1,400
Mr. Howard (ii)	618	2,300
Total	3,097	3,700

(i)	As of December 31, 2023 and 2024, amounts due to Beagledata consisted of technology services fees payable of RMB2,120 and RMB1,400, respectively, and contract liabilities of RMB359 and nil, respectively.

(ii)	Amounts due to Mr. Howard represented expensed paid on behalf of the Group.